Investment Strategy	Mar. 31, 2025
Tradr 1X Short SPY Monthly ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide inverse exposure to the calendar month performance of the SPDR® S&P 500® ETF Trust. The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve on a calendar month basis, before fees and expenses, -100% performance of the SPDR® S&P 500® ETF Trust for a full calendar month, and not for any other period, by entering into one or more swaps on the SPDR® S&P 500® ETF Trust. A “full calendar month” is measured from the close of trading on the last business day of one calendar month to the close of trading on the last business day of the following calendar month. Business day means each day the NYSE is open for trading. For example, if June 28th is the last business day of the calendar month and July 31st is the last business day of the following calendar month, the calendar month performance is measured from the close of trading on June 28th to the close of trading on July 31st.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the SPDR® S&P 500® ETF Trust. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the SPDR® S&P 500® ETF Trust. The Adviser attempts to consistently maintain the Fund’s exposure to -100% of the SPDR® S&P 500® ETF Trust’s monthly return, and expects to rebalance the Fund’s holdings monthly in an attempt to maintain such exposure.

As a defensive measure, if abnormal market conditions or other circumstances cause a change in the value of SPDR® S&P 500® ETF Trust intra-period (i.e., other than at or near the close of the market of a calendar period) and the change exceeds a level that has been determined by the Advisor to represent a “dramatic move” in the price of SPDR® S&P 500® ETF Trust (the “performance trigger”) the Advisor will rebalance the portfolio. The performance trigger for the Fund is 35%. For example, if the price of SPDR® S&P 500® ETF Trust rises by 35% for the period by the 15th of the calendar month, the Fund will rebalance its portfolio on the 15th by resetting the swaps to the -100% inverse exposure and delivering the performance through the end of the calendar period. In essence, the stub period between the triggered reset date and the end of the period is treated like a brand-new period which would have the effect of reducing the inverse return for that calendar period. The Advisor will make best efforts to reset the inverse exposure intraday as soon as possible after the trigger level is reached. If the intra-period performance trigger is not reached until the final 30 minutes of trading, the Advisor will make best efforts to reset the inverse exposure that day. However, if there is not enough time to do so, the inverse exposure will reset the following trading day. If the Fund rebalances its portfolio intra-period due to the performance trigger, the Fund likely will not achieve its investment objective for that period. There is no guarantee that such defensive measures will be successful in protecting the viability of the Fund.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The SPDR® S&P® 500 ETF Trust is an index-based ETF that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of an index designed to measure the performance of five hundred (500) selected companies, all of which are listed on national stock exchanges and span a broad range of major industries.

The Fund has derived all disclosures contained in this document regarding the SPDR® S&P 500® ETF Trust from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor or any of their affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of the SPDR® S&P 500® ETF Trust. None of the Fund, the Trust, the Advisor or any of their affiliates makes any representation that such publicly available documents or any other publicly available information regarding the SPDR® S&P 500® ETF Trust is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the SPDR® S&P 500® ETF Trust have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the SPDR® S&P 500® ETF Trust could affect the value of the Fund’s investments with respect to the SPDR® S&P 500® ETF Trust and therefore the value of the Fund.

None of the Trust, the Fund or their affiliates makes any representation to you as to the performance of the SPDR® S&P 500® ETF Trust.

THE TRADR 1X SHORT SPY MONTHLY ETF, INVESTMENT MANAGERS SERIES TRUST II, AND AXS INVESTMENTS LLC ARE NOT AFFILIATED WITH THE SPDR® S&P 500® ETF TRUST, OR PDR SERVICES, LLC.

Strategy Portfolio Concentration [Text]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide inverse exposure to the calendar month performance of the SPDR® S&P 500® ETF Trust.
Tradr 2X Short SPY Monthly ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide inverse exposure to the calendar month performance of the SPDR® S&P 500® ETF Trust. The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve on a calendar month basis, before fees and expenses, -200% performance of the SPDR® S&P 500® ETF Trust for a full calendar month, and not for any other period, by entering into one or more swaps on the SPDR® S&P 500® ETF Trust. A “full calendar month” is measured from the close of trading on the last business day of one calendar month to the close of trading on the last business day of the following calendar month. Business day means each day the NYSE is open for trading. For example, if June 28th is the last business day of the calendar month and July 31st is the last business day of the following calendar month, the calendar month performance is measured from the close of trading on June 28th to the close of trading on July 31st.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the SPDR® S&P 500® ETF Trust. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the SPDR® S&P 500® ETF Trust. The Adviser attempts to consistently apply leverage to maintain the Fund’s exposure to -200% of the SPDR® S&P 500® ETF Trust’s monthly returns, and expects to rebalance the Fund’s holdings monthly in an attempt to maintain such exposure.

As a defensive measure, if abnormal market conditions or other circumstances cause a change in the value of SPDR® S&P 500® ETF Trust intra-period (i.e., other than at or near the close of the market of a calendar period) and the change exceeds a level that has been determined by the Advisor to represent a “dramatic move” in the price of SPDR® S&P 500® ETF Trust (the “performance trigger”) the Advisor will seek to reset the performance leverage of the Fund by rebalancing the portfolio. The performance trigger for the Fund is 35%. For example, if the price of SPDR® S&P 500® ETF Trust rises by 35% for the period by the 15th of the calendar month, the Fund will rebalance its portfolio on the 15th by resetting the swaps to the -200% inverse leverage and delivering the performance through the end of the calendar period. In essence, the stub period between the triggered reset date and the end of the period is treated like a brand-new period which would have the effect of reducing the inverse return for that calendar period. The Advisor will make best efforts to reset the performance leverage intraday as soon as possible after the trigger level is reached. If the intra-period performance trigger is not reached until the final 30 minutes of trading, the Advisor will make best efforts to reset the performance leverage that day. However, if there is not enough time to do so, the performance leverage will reset the following trading day. If the Fund rebalances its portfolio intra-period due to the performance trigger, the Fund likely will not achieve its investment objective for that period. There is no guarantee that such defensive measures will be successful in protecting the viability of the Fund.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The SPDR® S&P® 500 ETF Trust is an index-based exchange traded fund that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of an index designed to measure the performance of five hundred (500) selected companies, all of which are listed on national stock exchanges and spans a broad range of major industries.

The Fund has derived all disclosures contained in this document regarding the SPDR® S&P 500® ETF Trust from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor, or any of their affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of the SPDR® S&P 500® ETF Trust. None of the Fund, the Trust, the Advisor, or any of their affiliates makes any representation that such publicly available documents or any other publicly available information regarding the SPDR® S&P 500® ETF Trust is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the SPDR® S&P 500® ETF Trust have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the SPDR® S&P 500® ETF Trust could affect the value of the Fund’s investments with respect to the SPDR® S&P 500® ETF Trust and therefore the value of the Fund.

None of the Trust, the Fund or their affiliates makes any representation to you as to the performance of the SPDR® S&P 500® ETF Trust.

THE TRADR 2X SHORT SPY MONTHLY ETF, INVESTMENT MANAGERS SERIES TRUST II, AND AXS INVESTMENTS LLC ARE NOT AFFILIATED WITH THE SPDR® S&P 500® ETF TRUST, OR PDR SERVICES, LLC.

Strategy Portfolio Concentration [Text]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide inverse exposure to the calendar month performance of the SPDR® S&P 500® ETF Trust.
Tradr 2X Long SPY Quarterly ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the calendar quarter performance of the SPDR® S&P 500® ETF Trust. The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve on a calendar quarter basis, before fees and expenses, 200% performance of the SPDR® S&P 500® ETF Trust for a full calendar quarter, and not for any other period, by entering into one or more swaps on the SPDR® S&P 500® ETF Trust or the S&P 500 Index®, investing directly in the SPDR® S&P 500® ETF Trust, purchasing listed options on the SPDR® S&P 500® ETF Trust or the S&P 500 Index® and/or investing in futures contracts on the S&P 500100 Index®. However, direct investments, options, and futures contracts are typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its quarterly 2X investment objective. A “full calendar quarter” is measured from the close of trading on the last business day of one calendar quarter to the close of trading on the last business day of the following calendar quarter. Business day means each day the NYSE is open for trading. For example, if June 28th is the last business day of the calendar quarter and September 30th is the last business day of the following calendar quarter, the calendar quarter performance is measured from the close of trading on June 28th to the close of trading on September 30th.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the SPDR® S&P 500® ETF Trust. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the SPDR® S&P 500® ETF Trust. The Advisor attempts to consistently apply leverage to maintain the Fund’s exposure to 200% of the SPDR® S&P 500® ETF Trust’s quarterly return, and expects to rebalance the Fund’s holdings quarterly in an attempt to maintain such exposure. If the Advisor determines to use call options, the Fund will purchase exchange traded call options, including FLexible EXchange® Options (“FLEX Options.”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (OTC) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Chicago Board Options Exchange. The Fund may take delivery of the underlying security (SPY) if it chooses to exercise a call option and either hold or sell the security in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to SPDR® S&P 500® ETF Trust, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics. The Fund may also utilize futures contracts on the S&P 500 Index® to seek to achieve leveraged exposure to the SPDR® S&P 500® ETF Trust.

As a defensive measure, if abnormal market conditions or other circumstances cause a change in the value of SPDR® S&P 500® ETF Trust intra-period (i.e., other than at or near the close of the market of a calendar period) and the change exceeds a level that has been determined by the Advisor to represent a “dramatic move” in the price of SPDR® S&P 500® ETF Trust (the “performance trigger”) the Advisor will seek to reset the inverse exposure of the Fund by rebalancing the portfolio. The performance trigger for the Fund is -35%. For example, if the price of SPDR® S&P 500® ETF Trust drops by 35% for the period by February 14th of the calendar quarter, the Fund will rebalance its portfolio on February 14th by resetting the swaps to the 200% leverage and delivering the performance through the end of the calendar period. In essence, the stub period between the triggered reset date and the end of the period is treated like a brand-new period which would have the effect of reducing the leverage return for that calendar period. The Advisor will make best efforts to reset the inverse exposure intraday as soon as possible after the trigger level is reached. If the intra-period performance trigger is not reached until the final 30 minutes of trading, the Advisor will make best efforts to reset the inverse exposure that day. However, if there is not enough time to do so, the performance leverage will reset the following trading day. If the Fund rebalances its portfolio intra-period due to the performance trigger, the Fund likely will not achieve its investment objective for that period. There is no guarantee that such defensive measures will be successful in protecting the viability of the Fund.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The SPDR® S&P® 500 ETF Trust is an index-based exchange traded fund that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of an index designed to measure the performance of five hundred (500) selected companies, all of which are listed on national stock exchanges and spans a broad range of major industries.

The Fund has derived all disclosures contained in this document regarding the SPDR® S&P 500® ETF Trust from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor, or any of their affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of the SPDR® S&P 500® ETF Trust. None of the Fund, the Trust, the Advisor, or any of their affiliates makes any representation that such publicly available documents or any other publicly available information regarding the SPDR® S&P 500® ETF Trust is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the SPDR® S&P 500® ETF Trust have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the SPDR® S&P 500® ETF Trust could affect the value of the Fund’s investments with respect to the SPDR® S&P 500® ETF Trust and therefore the value of the Fund.

None of the Trust, the Fund or their affiliates makes any representation to you as to the performance of the SPDR® S&P 500® ETF Trust.

THE TRADR 2X LONG SPY QUARTERLY ETF, INVESTMENT MANAGERS SERIES TRUST II, AND AXS INVESTMENTS LLC ARE NOT AFFILIATED WITH THE SPDR® S&P 500® ETF TRUST, OR PDR SERVICES, LLC.

Strategy Portfolio Concentration [Text]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the calendar quarter performance of the SPDR® S&P 500® ETF Trust.
Tradr 2X Long Innovation 100 Monthly ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the calendar month performance of the Invesco QQQ TrustSM. The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve on a calendar month basis, before fees and expenses, 200% performance of the Invesco QQQ TrustSM for a full calendar month, and not for any other period, by entering into one or more swaps on the Invesco QQQ TrustSM, investing directly in Invesco QQQ TrustSM, purchasing listed options on the Invesco QQQ TrustSMSM or the NASDAQ 100 Index®,, and/or investing in futures contracts on the NASDAQ 100 Index®. However, direct investments, options, and futures contracts are typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its monthly 2X investment objective. A “full calendar month” is measured from the close of trading on the last business day of one calendar month to the close of trading on the last business day of the following calendar month. Business day means each day the NYSE is open for trading. For example, if June 28th is the last business day of the calendar month and July 31st is the last business day of the following calendar month, the calendar month performance is measured from the close of trading on June 28th to the close of trading on July 31st.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Invesco QQQ TrustSM. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Invesco QQQ TrustSM. The Advisor attempts to consistently apply leverage to maintain the Fund’s exposure to 200% of the Invesco QQQ TrustSM’s monthly return, and expects to rebalance the Fund’s holdings monthly in an attempt to maintain such exposure. If the Advisor determines to use call options, the Fund will purchase exchange traded call options, including FLexible EXchange® Options (“FLEX Options.”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (OTC) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Chicago Board Options Exchange. The Fund may take delivery of the underlying security (QQQ) if it chooses to exercise a call option and either hold or sell the security in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to Invesco QQQ TrustSM, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics. The Fund may also utilize futures contracts on the NASDAQ 100 Index® to seek to achieve leveraged exposure to the Invesco QQQ TrustSM.

As a defensive measure, if abnormal market conditions or other circumstances cause a change in the value of Invesco QQQ TrustSM intra-period (i.e., other than at or near the close of the market of a calendar period) and the change exceeds a level that has been determined by the Advisor to represent a “dramatic move” in the price of Invesco QQQ TrustSM (the “performance trigger”) the Advisor will seek to reset the performance leverage of the Fund by rebalancing the portfolio. The performance trigger for the Fund is -35%. For example, if the price of Invesco QQQ TrustSM drops by 35% for the period by the 15th of the calendar month, the Fund will rebalance its portfolio on the 15th by resetting the swaps to the 200% leverage and delivering the performance through the end of the calendar period. In essence, the stub period between the triggered reset date and the end of the period is treated like a brand-new period which would have the effect of reducing the leverage return for that calendar period. The Advisor will make best efforts to reset the performance leverage intraday as soon as possible after the trigger level is reached. If the intra-period performance trigger is not reached until the final 30 minutes of trading, the Advisor will make best efforts to reset the performance leverage that day. However, if there is not enough time to do so, the performance leverage will reset the following trading day. If the Fund rebalances its portfolio intra-period due to the performance trigger, the Fund likely will not achieve its investment objective for that period. There is no guarantee that such defensive measures will be successful in protecting the viability of the Fund.

As a result of its investment strategies, the Fund will be concentrated (i.e., hold 25% or more of its total assets in investments that provide exposure to an industry) to approximately the same extent as the Invesco QQQ TrustSM is so concentrated.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Invesco QQQ TrustSM is an index-based ETF that seeks to track investment results, before fees and expenses, of an index designed to measure the average performance of securities issued by 100 of the largest U.S. and international non-financial companies listed on the Nasdaq Stock Market LLC. The Invesco QQQ TrustSM seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the underlying index.

The Fund has derived all disclosures contained in this document regarding the Invesco QQQ TrustSM from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor, or any of their affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of the Invesco QQQ TrustSM. None of the Fund, the Trust, the Advisor, or any of their affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Invesco QQQ TrustSM is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Invesco QQQ TrustSM have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Invesco QQQ TrustSM could affect the value of the Fund’s investments with respect to the Invesco QQQ TrustSM and therefore the value of the Fund.

None of the Trust, the Fund and their affiliates makes any representation to you as to the performance of the Invesco QQQ TrustSM.

THE TRADR 2X LONG INNOVATION 100 MONTHLY ETF, INVESTMENT MANAGERS SERIES TRUST II, AND AXS INVESTMENTS LLC ARE NOT AFFILIATED WITH THE INVESCO QQQ TRUSTSM, OR INVESCO CAPITAL MANAGEMENT LLC.

Strategy Portfolio Concentration [Text]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the calendar month performance of the Invesco QQQ TrustSM.
Tradr 1X Short Innovation 100 Monthly ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide inverse exposure to the calendar month performance of the Invesco QQQ TrustSM. The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve on a calendar month basis, before fees and expenses, -100% performance of the Invesco QQQ TrustSM for a full calendar month, and not for any other period, by entering into one or more swaps on the Invesco QQQ TrustSM. A “full calendar month” is measured from the close of trading on the last business day of one calendar month to the close of trading on the last business day of the following calendar month. Business day means each day the NYSE is open for trading. For example, if Thursday is the last business day of a calendar month and Friday is the last business day of the following calendar month, the calendar month performance is measured from the closing of trading on Thursday of the month to the close of trading on Friday of the following calendar month.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Invesco QQQ TrustSM. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Invesco QQQ TrustSM. The Advisor attempts to consistently apply leverage to maintain the Fund’s exposure to -100% of the Invesco QQQ TrustSM’s monthly return, and expects to rebalance the Fund’s holdings monthly in an attempt to maintain such exposure.

As a defensive measure, if abnormal market conditions or other circumstances cause a change in the value of Invesco QQQ TrustSM intra-period (i.e., other than at or near the close of the market of a calendar period) and the change exceeds a level that has been determined by the Advisor to represent a “dramatic move” in the price of Invesco QQQ TrustSM (the “performance trigger”) the Advisor will seek to reset the inverse exposure of the Fund by rebalancing the portfolio. The performance trigger for the Fund is 35%. For example, if the price of Invesco QQQ TrustSM rises by 35% for the period by Wednesday of the calendar month, the Fund will rebalance its portfolio on Wednesday by resetting the swaps to the -100% inverse leverage and delivering the performance through the end of the calendar period. In essence, the stub period between the triggered reset date and the end of the period is treated like a brand-new period which would have the effect of reducing the inverse return for that calendar period. The Advisor will make best efforts to reset the inverse exposure intraday as soon as possible after the trigger level is reached. If the intra-period performance trigger is not reached until the final 30 minutes of trading, the Advisor will make best efforts to reset the inverse exposure that day. However, if there is not enough time to do so, the inverse exposure will reset the following trading day. If the Fund rebalances its portfolio intra-period due to the performance trigger, the Fund likely will not achieve its investment objective for that period. There is no guarantee that such defensive measures will be successful in protecting the viability of the Fund.

As a result of its investment strategies, the Fund will be concentrated (i.e., hold 25% or more of its total assets in investments that provide exposure to an industry) to approximately the same extent as the Invesco QQQ TrustSM is so concentrated.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Invesco QQQ TrustSM is an index-based exchange traded fund that seeks to track investment results, before fees and expenses, of an index designed to measure the average performance of securities issued by 100 of the largest U.S. and international non-financial companies listed on the Nasdaq Stock Market LLC. The Invesco QQQ TrustSM seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the underlying index.

The Fund has derived all disclosures contained in this document regarding the Invesco QQQ TrustSM from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor or any of their affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of the Invesco QQQ TrustSM. None of the Fund, the Trust, the Advisor and any of their affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Invesco QQQ TrustSM is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Invesco QQQ TrustSM have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Invesco QQQ TrustSM could affect the value of the Fund’s investments with respect to the Invesco QQQ TrustSM and therefore the value of the Fund.

None of the Trust, the Fund or their affiliates makes any representation to you as to the performance of the Invesco QQQ TrustSM.

THE TRADR 1X SHORT INNOVATION 100 MONTHLY ETF, INVESTMENT MANAGERS SERIES TRUST II, AND AXS INVESTMENTS LLC ARE NOT AFFILIATED WITH THE INVESCO QQQ TRUSTSM, OR INVESCO CAPITAL MANAGEMENT LLC.

Strategy Portfolio Concentration [Text]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide inverse exposure to the calendar month performance of the Invesco QQQ TrustSM.
Tradr 2X Short Innovation 100 Monthly ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide inverse exposure to the calendar month performance of the Invesco QQQ TrustSM. The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve on a calendar month basis, before fees and expenses, -200% performance of the Invesco QQQ TrustSM for a full calendar month, and not for any other period, by entering into one or more swaps on the Invesco QQQ TrustSM. A “full calendar month” is measured from the close of trading on the last business day of one calendar month to the close of trading on the last business day of the following calendar month. Business day means each day the NYSE is open for trading. For example, if June 28th is the last business day of the calendar month and July 31st is the last business day of the following calendar month, the calendar month performance is measured from the close of trading on June 28th to the close of trading on July 31st.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Invesco QQQ TrustSM. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Invesco QQQ TrustSM. The Advisor attempts to consistently apply leverage to maintain the Fund’s exposure to -200% of the Invesco QQQ TrustSM’s monthly returns, and expects to rebalance the Fund’s holdings monthly in an attempt to maintain such exposure.

As a defensive measure, if abnormal market conditions or other circumstances cause a change in the value of Invesco QQQ TrustSM intra-period (i.e., other than at or near the close of the market of a calendar period) and the change exceeds a level that has been determined by the Advisor to represent a “dramatic move” in the price of Invesco QQQ TrustSM (the “performance trigger”) the Advisor will seek to reset the performance leverage of the Fund by rebalancing the portfolio. The performance trigger for the Fund is 35%. For example, if the price of Invesco QQQ TrustSM rises by 35% for the period by the 15th of the calendar month, the Fund will rebalance its portfolio on the 15th by resetting the swaps to the -200% inverse leverage and delivering the performance through the end of the calendar period. In essence, the stub period between the triggered reset date and the end of the period is treated like a brand-new period which would have the effect of reducing the inverse return for that calendar period. The Advisor will make best efforts to reset the performance leverage intraday as soon as possible after the trigger level is reached. If the intra-period performance trigger is not reached until the final 30 minutes of trading, the Advisor will make best efforts to reset the performance leverage that day. However, if there is not enough time to do so, the performance leverage will reset the following trading day. If the Fund rebalances its portfolio intra-period due to the performance trigger, the Fund likely will not achieve its investment objective for that period. There is no guarantee that such defensive measures will be successful in protecting the viability of the Fund.

As a result of its investment strategies, the Fund will be concentrated (i.e., hold 25% or more of its total assets in investments that provide exposure to an industry) to approximately the same extent as the Invesco QQQ TrustSM is so concentrated.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Invesco QQQ TrustSM is an index-based exchange traded fund that seeks to track investment results, before fees and expenses, of an index designed to measure the average performance of securities issued by 100 of the largest U.S. and international non-financial companies listed on the Nasdaq Stock Market LLC. The Invesco QQQ TrustSM seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the underlying index.

The Fund has derived all disclosures contained in this document regarding the Invesco QQQ TrustSM from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor, or any of their affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of the Invesco QQQ TrustSM. None of the Fund, the Trust, the Advisor, or any of their affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Invesco QQQ TrustSM is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Invesco QQQ TrustSM have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Invesco QQQ TrustSM could affect the value of the Fund’s investments with respect to the Invesco QQQ TrustSM and therefore the value of the Fund.

None of the Trust, the Fund or their affiliates makes any representation to you as to the performance of the Invesco QQQ TrustSM.

THE TRADR 2X SHORT INNOVATION 100 MONTHLY ETF, INVESTMENT MANAGERS SERIES TRUST II, AND AXS INVESTMENTS LLC ARE NOT AFFILIATED WITH THE INVESCO QQQ TRUSTSM, OR INVESCO CAPITAL MANAGEMENT LLC.

Strategy Portfolio Concentration [Text]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide inverse exposure to the calendar month performance of the Invesco QQQ TrustSM.
Tradr 2X Long Innovation 100 Quarterly ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the calendar quarter performance of the Invesco QQQ TrustSM. The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve on a calendar quarter basis, before fees and expenses, 200% performance of the Invesco QQQ TrustSM for a full calendar quarter, and not for any other period, by entering into one or more swaps on the Invesco QQQ TrustSM, investing directly in Invesco QQQ TrustSM, purchasing listed option on Invesco QQQ TrustSM or the NASDAQ 100 Index®, and/or investing in futures contracts on the NASDAQ 100 Index®. However, direct investments, options, and futures contracts are typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its quarterly 2X investment objective. A “full calendar quarter” is measured from the close of trading on the last business day of one calendar quarter to the close of trading on the last business day of the following calendar quarter. Business day means each day the NYSE is open for trading. For example, if June 28th is the last business day of the calendar quarter and September 30th is the last business day of the following calendar quarter, the calendar quarter performance is measured from the close of trading on June 28th to the close of trading on September 30th.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Invesco QQQ TrustSM. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Invesco QQQ TrustSM. The Advisor attempts to consistently apply leverage to maintain the Fund’s exposure to 200% of the Invesco QQQ TrustSM’s quarterly return, and expects to rebalance the Fund’s holdings quarterly in an attempt to maintain such exposure.

If the Advisor determines to use call options, the Fund will purchase exchange traded call options, including FLexible EXchange® Options (“FLEX Options.”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (OTC) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Chicago Board Options Exchange. The Fund may take delivery of the underlying security (QQQ) if it chooses to exercise a call option and either hold or sell the security in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to Invesco QQQ TrustSM, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics. The Fund may also utilize futures contracts on the NASDAQ 100 Index® to seek to achieve leveraged exposure to the Invesco QQQ TrustSM.

As a defensive measure, if abnormal market conditions or other circumstances cause a change in the value of Invesco QQQ TrustSM intra-period (i.e., other than at or near the close of the market of a calendar period) and the change exceeds a level that has been determined by the Advisor to represent a “dramatic move” in the price of Invesco QQQ TrustSM (the “performance trigger”) the Advisor will seek to reset the performance leverage of the Fund by rebalancing the portfolio. The performance trigger for the Fund is -35%. For example, if the price of Invesco QQQ TrustSM drops by 35% for the period by February 14th of the calendar quarter, the Fund will rebalance its portfolio on February 14th by resetting the swaps to the 200% leverage and delivering the performance through the end of the calendar period. In essence, the stub period between the triggered reset date and the end of the period is treated like a brand-new period which would have the effect of reducing the leverage return for that calendar period. The Advisor will make best efforts to reset the performance leverage intraday as soon as possible after the trigger level is reached. If the intra-period performance trigger is not reached until the final 30 minutes of trading, the Advisor will make best efforts to reset the performance leverage that day. However, if there is not enough time to do so, the performance leverage will reset the following trading day. If the Fund rebalances its portfolio intra-period due to the performance trigger, the Fund likely will not achieve its investment objective for that period. There is no guarantee that such defensive measures will be successful in protecting the viability of the Fund.

As a result of its investment strategies, the Fund will be concentrated (i.e., hold 25% or more of its total assets in investments that provide exposure to an industry) to approximately the same extent as the Invesco QQQ TrustSM is so concentrated.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Invesco QQQ TrustSM is an index-based exchange traded fund that seeks to track investment results, before fees and expenses, of an index designed to measure the average performance of securities issued by 100 of the largest U.S. and international non-financial companies listed on the Nasdaq Stock Market LLC. The Invesco QQQ TrustSM seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the underlying index.

The Fund has derived all disclosures contained in this document regarding the Invesco QQQ TrustSM from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor, or any of their affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of the Invesco QQQ TrustSM. None of the Fund, the Trust, the Advisor, or any of their affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Invesco QQQ TrustSM is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Invesco QQQ TrustSM have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Invesco QQQ TrustSM could affect the value of the Fund’s investments with respect to the Invesco QQQ TrustSM and therefore the value of the Fund.

None of the Trust, the Fund or their affiliates makes any representation to you as to the performance of the Invesco QQQ TrustSM.

THE TRADR 2X LONG INNOVATION 100 QUARTERLY ETF, INVESTMENT MANAGERS SERIES TRUST II, AND AXS INVESTMENTS LLC ARE NOT AFFILIATED WITH THE INVESCO QQQ TRUSTSM, OR INVESCO CAPITAL MANAGEMENT LLC.

Strategy Portfolio Concentration [Text]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the calendar quarter performance of the Invesco QQQ TrustSM.
Tradr 1.75X Long FXI Monthly ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide one and a three-quarter leveraged exposure to the calendar month performance of the iShares® China Large-Cap ETF. The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve on a calendar month basis, before fees and expenses, 175% performance of the iShares® China Large-Cap ETF for a full calendar month, and not for any other period, by entering into one or more swaps on the iShares® China Large-Cap ETF. A “full calendar month” is measured from the close of trading on the last business day of one calendar month to the close of trading on the last business day of the following calendar month. Business day means each day the NYSE is open for trading. For example, if June 28th is the last business day of the calendar month and July 31st is the last business day of the following calendar month, the calendar month performance is measured from the close of trading on June 28th to the close of trading on July 31st.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the iShares® China Large-Cap ETF. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the iShares® China Large-Cap ETF. The Advisor attempts to consistently apply leverage to maintain the Fund’s exposure to 175% of the iShares® China Large-Cap ETF’s monthly return, and expects to rebalance the Fund’s holdings monthly in an attempt to maintain such exposure.

As a defensive measure, if abnormal market conditions or other circumstances cause a change in the value of iShares® China Large-Cap ETF intra-period (i.e., other than at or near the close of the market of a calendar period) and the change exceeds a level that has been determined by the Advisor to represent a “dramatic move” in the price of iShares® China Large-Cap ETF (the “performance trigger”) the Advisor will seek to reset the performance leverage of the Fund by rebalancing the portfolio. The performance trigger for the Fund is -28%. For example, if the price of iShares® China Large-Cap ETF drops by 28% for the period by the 15th of the calendar month, the Fund will rebalance its portfolio on the 15th by resetting the swaps to the 175% leverage and delivering the performance through the end of the calendar period. In essence, the stub period between the triggered reset date and the end of the period is treated like a brand-new period which would have the effect of reducing the leverage return for that calendar period. The Advisor will make best efforts to reset the performance leverage intraday as soon as possible after the trigger level is reached. If the intra-period performance trigger is not reached until the final 30 minutes of trading, the Advisor will make best efforts to reset the performance leverage that day. However, if there is not enough time to do so, the performance leverage will reset the following trading day. If the Fund rebalances its portfolio intra-period due to the performance trigger, the Fund likely will not achieve its investment objective for that period. There is no guarantee that such defensive measures will be successful in protecting the viability of the Fund.

As a result of its investment strategies, the Fund will be concentrated (i.e., hold 25% or more of its total assets in investments that provide exposure to an industry) to approximately the same extent as the iShares® China Large-Cap ETF is so concentrated.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The iShares® China Large-Cap ETF is an index-based exchange traded fund that seeks to track investment results, before fees and expenses, of an index designed to measure the performance of the largest companies in the Chinese equity market that trade on the Stock Exchange of Hong Kong (SEHK) and are available to international investors, as determined by the index provider. The underlying index consists of 50 of the largest and most actively traded Chinese companies. H-Shares, P-Chips and Red-Chips are eligible for inclusion in the underlying index. H-Shares are securities of companies incorporated in the People’s Republic of China (“PRC”) and nominated by the Central Government for listing and trading on the Stock Exchange of Hong Kong. P-Chips are companies controlled by Mainland China individuals, with the establishment and origin of the company in Mainland China. P-Chips must be incorporated outside of the PRC and traded on the Stock Exchange of Hong Kong with a majority of revenues or assets derived from Mainland China. Red-Chips are companies incorporated outside the PRC that trade on the Stock Exchange of Hong Kong and are substantially owned, directly or indirectly, by Mainland China state entities and with the majority of revenue or assets derived from Mainland China. Other Chinese share classes are ineligible for inclusion in the underlying index.

The Fund has derived all disclosures contained in this document regarding the iShares® China Large-Cap ETF from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor, or any of their affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of the iShares® China Large-Cap ETF. None of the Fund, the Trust, the Advisor, or any of their affiliates makes any representation that such publicly available documents or any other publicly available information regarding the iShares® China Large-Cap ETF is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the iShares® China Large-Cap ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the iShares® China Large-Cap ETF could affect the value of the Fund’s investments with respect to the iShares® China Large-Cap ETF and therefore the value of the Fund.

None of the Trust, the Fund or their affiliates makes any representation to you as to the performance of the iShares® China Large-Cap ETF.

THE TRADR 1.75X LONG FXI MONTHLY ETF, INVESTMENT MANAGERS SERIES TRUST II, AND AXS INVESTMENTS LLC ARE NOT AFFILIATED WITH iSHARES® CHINA LARGE-CAP ETF, iSHARES TRUST, OR BLACKROCK FUND ADVISORS.

Strategy Portfolio Concentration [Text]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide one and a three-quarter leveraged exposure to the calendar month performance of the iShares® China Large-Cap ETF.
Tradr 2X Long IWM Monthly ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the calendar month performance of the iShares® Russell 2000 ETF. The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve on a calendar month basis, before fees and expenses, 200% performance of the iShares® Russell 2000 ETF for a full calendar month, and not for any other period, by entering into one or more swaps on the iShares® Russell 2000 ETF. A “full calendar month” is measured from the close of trading on the last business day of one calendar month to the close of trading on the last business day of the following calendar month. Business day means each day the NYSE is open for trading. For example, if June 28th is the last business day of the calendar month and July 31st is the last business day of the following calendar month, the calendar month performance is measured from the close of trading on June 28th to the close of trading on July 31st.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the iShares® Russell 2000 ETF. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the iShares® Russell

2000 ETF. The Advisor attempts to consistently apply leverage to maintain the Fund’s exposure to 200% of the iShares® Russell 2000 ETF’s monthly return, and expects to rebalance the Fund’s holdings monthly in an attempt to maintain such exposure.

As a defensive measure, if abnormal market conditions or other circumstances cause a change in the value of iShares® Russell 2000 ETF intra-period (i.e., other than at or near the close of the market of a calendar period) and the change exceeds a level that has been determined by the Advisor to represent a “dramatic move” in the price of iShares® Russell 2000 ETF (the “performance trigger”) the Advisor will seek to reset the performance leverage of the Fund by rebalancing the portfolio. The performance trigger for the Fund is -33%. For example, if the price of iShares® Russell 2000 ETF drops by 33% for the period by the 15th of the calendar month, the Fund will rebalance its portfolio on the 15th by resetting the swaps to the 200% leverage and delivering the performance through the end of the calendar period. In essence, the stub period between the triggered reset date and the end of the period is treated like a brand-new period which would have the effect of reducing the leverage return for that calendar period. The Advisor will make best efforts to reset the performance leverage intraday as soon as possible after the trigger level is reached. If the intra-period performance trigger is not reached until the final 30 minutes of trading, the Advisor will make best efforts to reset the performance leverage that day. However, if there is not enough time to do so, the performance leverage will reset the following trading day. If the Fund rebalances its portfolio intra-period due to the performance trigger, the Fund likely will not achieve its investment objective for that period. There is no guarantee that such defensive measures will be successful in protecting the viability of the Fund.

As a result of its investment strategies, the Fund will be concentrated (i.e., hold 25% or more of its total assets in investments that provide exposure to an industry) to approximately the same extent as the iShares® Russell 2000 ETF is so concentrated.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The iShares® Russell 2000 ETF is an index-based exchange traded fund that seeks to track investment results, before fees and expenses, of an index designed to measure the performance of the small-capitalization sector of the U.S. equity market, as defined by the index provider.

The Fund has derived all disclosures contained in this document regarding the iShares® Russell 2000 ETF from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor, or any of their affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of the iShares® Russell 2000 ETF. None of the Fund, the Trust, the Advisor, or any of their affiliates makes any representation that such publicly available documents or any other publicly available information regarding the iShares® Russell 2000 ETF is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the iShares® Russell 2000 ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the iShares® Russell 2000 ETF could affect the value of the Fund’s investments with respect to the iShares® Russell 2000 ETF and therefore the value of the Fund.

None of the Trust, the Fund or their affiliates makes any representation to you as to the performance of the iShares® Russell 2000 ETF.

THE TRADR 2X LONG IWM MONTHLY ETF, INVESTMENT MANAGERS SERIES TRUST II, AND AXS INVESTMENTS LLC ARE NOT AFFILIATED WITH iSHARES® RUSSELL 2000 ETF, iSHARES TRUST, OR BLACKROCK FUND ADVISORS.

Strategy Portfolio Concentration [Text]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the calendar month performance of the iShares® Russell 2000 ETF.
Tradr 2X Long XLK Monthly ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the calendar month performance of the Technology Select Sector SPDR® Fund. The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve on a calendar month basis, before fees and expenses, 200% performance of the Technology Select Sector SPDR® Fund for a full calendar month, and not for any other period, by entering into one or more swaps on the Technology Select Sector SPDR® Fund. A “full calendar month” is measured from the close of trading on the last business day of one calendar month to the close of trading on the last business day of the following calendar month. Business day means each day the NYSE is open for trading. For example, if June 28th is the last business day of the calendar month and July 31st is the last business day of the following calendar month, the calendar month performance is measured from the close of trading on June 28th to the close of trading on July 31st.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Technology Select Sector SPDR® Fund. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Technology Select Sector SPDR® Fund. The Advisor attempts to consistently apply leverage to maintain the Fund’s exposure to 200% of the Technology Select Sector SPDR® Fund’s monthly return, and expects to rebalance the Fund’s holdings monthly in an attempt to maintain such exposure.

As a defensive measure, if abnormal market conditions or other circumstances cause a change in the value of Technology Select Sector SPDR® Fund intra-period (i.e., other than at or near the close of the market of a calendar period) and the change exceeds a level that has been determined by the Advisor to represent a “dramatic move” in the price of Technology Select Sector SPDR® Fund (the “performance trigger”) the Advisor will seek to reset the performance leverage of the Fund by rebalancing the portfolio. The performance trigger for the Fund is -28%. For example, if the price of Technology Select Sector SPDR® Fund drops by 28% for the period by the 15th of the calendar month, the Fund will rebalance its portfolio on the 15th by resetting the swaps to the 200% leverage and delivering the performance through the end of the calendar period. In essence, the stub period between the triggered reset date and the end of the period is treated like a brand-new period which would have the effect of reducing the leverage return for that calendar period. The Advisor will make best efforts to reset the performance leverage intraday as soon as possible after the trigger level is reached. If the intra-period performance trigger is not reached until the final 30 minutes of trading, the Advisor will make best efforts to reset the performance leverage that day. However, if there is not enough time to do so, the performance leverage will reset the following trading day. If the Fund rebalances its portfolio intra-period due to the performance trigger, the Fund likely will not achieve its investment objective for that period. There is no guarantee that such defensive measures will be successful in protecting the viability of the Fund.

As a result of its investment strategies, the Fund will be concentrated (i.e., hold 25% or more of its total assets in investments that provide exposure to an industry) to approximately the same extent as the Technology Select Sector SPDR® Fund is so concentrated.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Technology Select Sector SPDR® Fund is an index-based exchange traded fund that seeks to track investment results that, before expenses, correspond generally to the price and yield performance of an index designed to measure the performance of publicly traded equity securities of companies from the following industries: technology hardware, storage, and peripherals; software; communications equipment; semiconductors and semiconductor equipment; IT services; and electronic equipment, instruments and components.

The Fund has derived all disclosures contained in this document regarding the Technology Select Sector SPDR® Fund from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor, or any of their affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of the Technology Select Sector SPDR® Fund. None of the Fund, the Trust, the Advisor, or any of their affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Technology Select Sector SPDR® Fund is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Technology Select Sector SPDR® Fund have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Technology Select Sector SPDR® Fund could affect the value of the Fund’s investments with respect to the Technology Select Sector SPDR® Fund and therefore the value of the Fund.

None of the Trust, the Fund or their affiliates makes any representation to you as to the performance of the Technology Select Sector SPDR® Fund.

THE TRADR 2X LONG XLK MONTHLY ETF, INVESTMENT MANAGERS SERIES TRUST II, AND AXS INVESTMENTS LLC ARE NOT AFFILIATED WITH THE TECHNOLOGY SELECT SECTOR SPDR® FUND, THE SELECT SPDR® TRUST, OR SSGA FUNDS MANAGEMENT, INC.

Strategy Portfolio Concentration [Text]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the calendar month performance of the Technology Select Sector SPDR® Fund.
Tradr 2X Long XLF Monthly ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the calendar month performance of the Financial Select Sector SPDR® Fund. The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve on a calendar month basis, before fees and expenses, 200% performance of the Financial Select Sector SPDR® Fund for a full calendar month, and not for any other period, by entering into one or more swaps on the Financial Select Sector SPDR® Fund. A “full calendar month” is measured from the close of trading on the last business day of one calendar month to the close of trading on the last business day of the following calendar month. Business day means each day the NYSE is open for trading. For example, if June 28th is the last business day of the calendar month and July 31st is the last business day of the following calendar month, the calendar month performance is measured from the close of trading on June 28th to the close of trading on July 31st.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Financial Select Sector SPDR® Fund. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Financial Select Sector SPDR® Fund. The Advisor attempts to consistently apply leverage to maintain the Fund’s exposure to 200% of the Financial Select Sector SPDR® Fund’s monthly return, and expects to rebalance the Fund’s holdings monthly in an attempt to maintain such exposure.

As a defensive measure, if abnormal market conditions or other circumstances cause a change in the value of Financial Select Sector SPDR® Fund intra-period (i.e., other than at or near the close of the market of a calendar period) and the change exceeds a level that has been determined by the Advisor to represent a “dramatic move” in the price of Financial Select Sector SPDR® Fund (the “performance trigger”) the Advisor will seek to reset the performance leverage of the Fund by rebalancing the portfolio. The performance trigger for the Fund is -28%. For example, if the price of Financial Select Sector SPDR® Fund drops by 28% for the period by the 15th of the calendar month, the Fund will rebalance its portfolio on the 15th by resetting the swaps to the 200% leverage and delivering the performance through the end of the calendar period. In essence, the stub period between the triggered reset date and the end of the period is treated like a brand-new period which would have the effect of reducing the leverage return for that calendar period. The Advisor will make best efforts to reset the performance leverage intraday as soon as possible after the trigger level is reached. If the intra-period performance trigger is not reached until the final 30 minutes of trading, the Advisor will make best efforts to reset the performance leverage that day. However, if there is not enough time to do so, the performance leverage will reset the following trading day. If the Fund rebalances its portfolio intra-period due to the performance trigger, the Fund likely will not achieve its investment objective for that period. There is no guarantee that such defensive measures will be successful in protecting the viability of the Fund.

As a result of its investment strategies, the Fund will be concentrated (i.e., hold 25% or more of its total assets in investments that provide exposure to an industry) to approximately the same extent as the Financial Select Sector SPDR® Fund is so concentrated.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Financial Select Sector SPDR® Fund is an index-based exchange traded fund that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of an index designed to measure the performance of publicly traded equity securities of companies from the following industries: financial services; insurance; banks; capital markets; mortgage real estate investment trusts (“REITs”); and consumer finance.

The Fund has derived all disclosures contained in this document regarding the Financial Select Sector SPDR® Fund from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor, or any of their affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of the Financial Select Sector SPDR® Fund. None of the Fund, the Trust, the Advisor, or any of their affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Financial Select Sector SPDR® Fund is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Financial Select Sector SPDR® Fund have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Financial Select Sector SPDR® Fund could affect the value of the Fund’s investments with respect to the Financial Select Sector SPDR® Fund and therefore the value of the Fund.

None of the Trust, the Fund or their affiliates makes any representation to you as to the performance of the Financial Select Sector SPDR® Fund.

THE TRADR 2X LONG XLF MONTHLY ETF, INVESTMENT MANAGERS SERIES TRUST II, AND AXS INVESTMENTS LLC ARE NOT AFFILIATED WITH THE FINANCIAL SELECT SECTOR SPDR® FUND, THE SELECT SPDR® TRUST, OR SSGA FUNDS MANAGEMENT, INC.

Strategy Portfolio Concentration [Text]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the calendar month performance of the Financial Select Sector SPDR® Fund.